SHARE-BASED AWARDS	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
SHARE-BASED AWARDS
SHARE-BASED AWARDS

13.    SHARE-BASED AWARDS

Stock Plan

Our 2014 Stock Plan (the “Plan”), as amended and approved by the board of directors on February 6, 2020, allows us to grant options to purchase or directly issue 65,729,703 shares of Common Stock to employees, directors, and non-employees. We grant non statutory stock options, incentive stock options, restricted stock, and restricted stock units (“RSUs”).

Option awards are generally granted with an exercise price equal to the fair value of our common stock at the date of grant. Options granted are exercisable over a maximum term of 10 years from the date of grant and generally vest over a period of four years. Incentive stock options granted to a 10% shareholder are exercisable over a maximum term of 5 years from the date of grant.

A summary of the stock option activity for the nine months ended September 30, 2020, is as follows:

			Weighted-
		Weighted-	Average	Aggregate
	Number of	Average	Remaining	Intrinsic
	Options	Exercise	Contractual	Value
	(in thousands)	Price	Term (in years)	(in thousands)
Balance – December 31, 2019	22,633	3.00	6.9	110,481
Exercised	(378)	2.85
Forfeited	(2,734)	3.67
Expired	(796)	3.65
Balance – September 30, 2020	18,725	2.88	6.0	93,646
Exercisable – September 30, 2020	13,096	2.37	5.3	72,214

RSUs typically vest upon both a service-based requirement, generally over a four year period, and a performance condition. The performance condition is met by the completion of a Company liquidity event, which is defined as a change of control or the effective date of a registration statement of the Company filed under the securities act for the sale of the Company’s common stock. A merger transaction with a publicly traded special purpose acquisition company does not meet the definition of a liquidity event. If a participant terminates service, any portion of an RSU unit that has met the service-based requirement will remain outstanding and remain eligible to vest when the performance condition has been satisfied. The vesting requirements of the RSUs typically must be met before the seventh anniversary of the grant date before the units expire. The Company’s Board of Directors has the authority to amend the vesting terms of any outstanding RSU award.

A summary of the RSU activity for the nine months ended September 30, 2020, is as follows:

		Weighted-
	Number of	Average
	RSUs	Grant-Date
	(in thousands)	Fair Value
Unvested and outstanding – December 31, 2019	14,070	$6.80
Granted	8,592	7.60
Forfeited	(3,000)	6.99
Unvested and outstanding – September 30, 2020	19,662	7.12
Vested and outstanding – September 30, 2020	—	—

Restricted Shares

We have granted Restricted Shares to certain continuing employees, primarily in connection with acquisitions. The Restricted Shares vest upon satisfaction of a service condition, which generally ranges from three to four years.

A summary of the Restricted Shares activity for the nine months ended September 30, 2020 is as follows:

		Weighted-
	Number of	Average
	Restricted Shares	Grant-Date
	(Thousands)	Fair Value
Unvested – December 31, 2019	2,156	$5.98
Vested	(636)	$5.90
Unvested – September 30, 2020	1,520	$6.01

Stock-based compensation expense

We recognized stock-based compensation expense in the statements of operations for the nine months ended September 30, 2020 and 2019, as follows (in thousands):

	Nine months Ended September 30,
	2020	2019
Stock options	5,411	7,085
Excess of the repurchase price over the fair value of common stock awards repurchased	—	590
Vesting of restricted shares	3,751	2,315
Total stock-based compensation expense	9,162	9,990

The range of assumptions used in the Black-Scholes Model for options for the nine months ended September 30, 2019 are as follows:

2019
Range
Fair value	$6.82
Volatility	32%
Risk-free rate	1.80% – 2.34%
Expected life (in years)	5 – 7
Expected dividend	$—

14.SHARE-BASED AWARDS

Stock Plan

Our 2014 Stock Plan (the “Plan”), as amended and approved by the board of directors on December 9, 2018, allows us to grant options to purchase or directly issue 51,529,703 shares of Common Stock to employees, directors, and non-employees. We grant non-statutory stock options, incentive stock options, restricted stock, and restricted stock units (“RSUs”).

Option awards are generally granted with an exercise price equal to the fair value of our common stock at the date of grant. Options granted are exercisable over a maximum term of 10 years from the date of grant and generally vest over a period of four years. Incentive stock options granted to a 10% shareholder are exercisable over a maximum term of 5 years from the date of grant.

A summary of the stock option activity for the year ended December 31, 2019, is as follows:

			Weighted-
		Weighted-	Average	Aggregate
	Number of	Average	Remaining	Intrinsic
	Options	Exercise	Contractual	Value
	(in thousands)	Price	Term (in years)	(in thousands)
Balance – December 31, 2018	26,330	$2.53	8.7	$113,031
Granted	3,661	5.56
Exercised	(1,928)	1.83
Forfeited	(5,256)	2.85
Expired	(174)	2.86
Balance – December 31, 2019	22,633	3.00	6.9	$110,481
Exercisable – December 31, 2019	10,870	2.17	6.0	$62,060

Aggregate intrinsic value represents the difference between the exercise price of the options and the estimated fair value of our common stock. The total intrinsic value of options exercised for the years ended December 31, 2019, 2018 and 2017, was $9.7 million, $39.2 million, and $1.8 million, respectively.

The weighted-average grant date fair value per option granted for the years ended December 31, 2019, 2018, and 2017 was $2.42,  $1.80, and $0.8 respectively.

RSUs typically vest upon both a service-based requirement, generally over a four year period, and a performance condition. The performance condition is met by the completion of a Company liquidity event, which is defined as a change of control or the effective date of a registration statement of the Company filed under the securities act for the sale of the Company’s common stock. A merger transaction with a publicly traded special purpose acquisition company does not meet the definition of a liquidity event. If a participant terminates service, any portion of an RSU unit that has met the service-based requirement will remain outstanding and remain eligible to vest when the performance condition has been satisfied. The vesting requirements of the RSUs typically must be met before the seventh anniversary of the grant date before the units expire. The Company’s Board of Directors has the authority to amend the vesting terms of any outstanding RSU award.

A summary of the RSU activity for the year ended December 31, 2019, is as follows:

		Weighted-
	Number of	Average
	RSUs	Grant-Date
	(in thousands)	Fair Value
Unvested and outstanding – December 31, 2018	564	$4.88
Granted	13,901	6.87
Forfeited	(395)	6.71
Unvested and outstanding – December 31, 2019	14,070	$6.79
Vested and outstanding – December 31, 2019	—	—

Restricted Shares

We have granted Restricted Shares to certain continuing employees, primarily in connection with acquisitions. The Restricted Shares vest upon satisfaction of a service condition, which generally ranges from three to four years.

A summary of the Restricted Shares activity for the year ended December 31, 2019 is as follows:

	Number of	Average
	Restricted Shares	Grant-Date
	(In thousands)	Fair Value
Unvested – December 31, 2018	1,666	$4.88
Granted	1,263	6.94
Vested	(773)	5.18
Unvested – December 31, 2019	2,156	$5.98
Vested and outstanding – December 31, 2019	—	—

The total intrinsic value of Restricted Shares vested for the years ended December 31, 2019, 2018, and 2017 was $1.5 million, $0.1 million, and $0.3 million respectively.

Stock-based compensation expense

We recognized stock-based compensation expense in the statements of operations for the years ended December 31, 2019, 2018 and 2017, as follows (in thousands):

	2019	2018	2017
Stock options	$9,175	$7,526	$3,761
Excess of the repurchase price over the fair value of common stock awards repurchased	590	6,552	—
Vesting of restricted shares	3,431	896	—
Total stock-based compensation expense	$13,196	$14,974	$3,761

As of December 31, 2019, there was $29.2 million of unamortized stock-based compensation costs related to unvested stock options and Restricted Shares for which vesting is not contingent on a qualifying event. The unamortized compensation costs are expected to be recognized over a weighted-average period of approximately 2.6 years.

As of December 31, 2019, there was $95.6 million of unrecognized stock-based compensation costs relating to RSUs that vest upon satisfaction of a performance condition and a service condition. Of this amount, $9.3 million relates to awards for which the time-based vesting condition had been satisfied or partially satisfied on that date. No compensation cost is recorded for options that do not vest.

Valuation of options

The Black-Scholes Model used to value stock options incorporates the following assumptions:

Fair Value of Common Stock

The fair value of the Common Stock underlying the stock option awards was determined by the board of directors. Given the absence of a public trading market, the board of directors considered numerous objective and subjective factors to determine the fair value of our Common Stock at each meeting at which awards were approved. These factors included, but were not limited to (i) contemporaneous third-party valuations of Common Stock; (ii) the rights, preferences and privileges of convertible preferred stock relative to Common Stock; (iii) the lack of marketability of Common Stock; (iv) stage and development of our business; (v) general economic conditions and (vi) the likelihood of achieving a liquidity event, such as an IPO or sale, given prevailing market conditions.

Volatility

The expected stock price volatilities are estimated based on the historical and implied volatilities of comparable publicly traded companies as we do not have sufficient history of trading its Common Stock.

Risk-Free Interest Rate

The risk-free interest rates are based on U.S. Treasury yields in effect at the grant date for notes with comparable terms as the awards.

Expected Life

The expected term of options granted to employees is determined using the practical expedient method, which allows us to estimate the expected life as the midpoint between the requisite service period and the contractual term.

Dividend Yield

The expected dividend yield assumption is based on our current expectations about our anticipated dividend policy.

The range of assumptions used in the Black-Scholes Model for employee and non-employee stock options for 2019, 2018, and 2017 are as follows:

	2019 Range	2018 Range	2017 Range
Fair value	$6.82 – $6.94	$2.29 – $4.88	$1.64 – $2.59
Volatility	32% – 45%	32% – 34%	34% – 36%
Risk-free rate	1.63% – 2.34%	2.68% – 3.17%	2.02% – 2.42%
Expected life (in years)	5 – 7	5 – 7	7
Expected dividend	$—	$—	$—

Valuation of RSU’s and Restricted Stock

Given the absence of a public trading market, our Board of Directors considers numerous objective and subjective factors to determine the fair value of common stock at each meeting at which awards were approved. These factors include, but were not limited to, contemporaneous valuations of common stock performed by an independent valuation specialist; developments in the Company’s business and stage of development; the Company’s operational and financial performance and condition; issuances of preferred stock and the rights and preferences of preferred stock relative to common stock; current condition of capital markets and the likelihood of achieving a liquidity event, such as an initial public offering or sale of the

Company; and the lack of marketability of the Company’s common stock. For financial reporting purposes, the Company considers the amount of time between the valuation date and the grant date to determine whether to use the latest common stock valuation or a straight-line interpolation between the two valuation dates. The determination includes an evaluation of whether the subsequent valuation indicates that any significant change in valuation had occurred between the previous valuation and the grant date.